ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities are as follows:

	December 31,
	2018	2017

Accrued payroll and related costs	$21,082	$18,067
Accrued vacation	6,647	5,432
Accrual for minimum wage increase	508	1,128
Labor union contribution	2,197	1,912
Severance accrual for Procheck termination	7,728	-
Unearned revenue	2,001	854
Other	2,510	3,315
Total accrued expenses and other current liabilities	$42,673	$30,708